LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net

Long-term debt, net consisted of the following:

	December 31,
	2015	2014
Studio City Project Facility (net of unamortized deferred financing costs of $51,845 and $71,735 as of December 31, 2015 and 2014, respectively)	$1,243,844	$1,223,954
2013 Senior Notes (net of unamortized deferred financing costs of $63,486 and $73,611 as of December 31, 2015 and 2014, respectively)	936,514	926,389
Studio City Notes (net of unamortized deferred financing costs of $15,129 and $17,486 as of December 31, 2015 and 2014, respectively)	809,871	807,514
2015 Credit Facilities (net of unamortized deferred financing costs of $12,399 and nil as of December 31, 2015 and 2014, respectively)	488,886	—
Philippine Notes (net of unamortized deferred financing costs of $4,614 and $6,264 as of December 31, 2015 and 2014, respectively)	313,412	329,931
Aircraft Term Loan	22,705	28,731
2011 Credit Facilities (net of unamortized deferred financing costs of nil and $2,687 as of December 31, 2015 and 2014, respectively)	—	414,479

	3,815,232	3,730,998
Current portion of long-term debt (net of unamortized deferred financing costs of $3,669 and $1,653 as of December 31, 2015 and 2014, respectively)	(102,836)	(261,097)

	$3,712,396	$3,469,901

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2015	2014	2013
Interest for Studio City Notes	$70,125	$70,125	$71,099
Interest for Studio City Project Facility	61,330	26,321	—
Interest for 2013 Senior Notes	50,000	50,000	44,998
Interest for Philippine Notes	20,563	19,751	—
Interest for 2015 Credit Facilities	5,053	—	—
Interest for 2011 Credit Facilities	3,768	11,337	16,841
Interest for Aircraft Term Loan	823	998	1,191
Interest for 2010 Senior Notes	—	—	6,028
Amortization of discount in connection with issuance of 2010 Senior Notes	—	—	71
Interest for RMB Bonds	—	—	2,610
Interest for Deposit-Linked Loan	—	—	1,728

	211,662	178,532	144,566
Interest capitalized	(133,007)	(82,761)	(25,259)

	$78,655	$95,771	$119,307

Scheduled Maturities of Long-Term Debt

Scheduled maturities of the long-term debt as of December 31, 2015 are as follows:

Year ending December 31,
2016	$106,505
2017	207,006
2018	1,114,194
2019	366,621
2020	870,116
Over 2020	1,298,263

$3,962,705